PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT
Schedule of property and equipment
In Thousands of US Dollars
	Laboratory Equipment	Computer Equipment	Office Equipment	Total
Cost
Balance at January 1, 2021	$418	$56	$113	$587
Additions	-	3	3	6
Disposals	-	-	-	-
Balance at December 31, 2021	418	$59	$116	$593
Additions	-	-	-	-
Disposals	-	-	-	-
Balance at December 31, 2022	418	$59	$116	$593
Additions	-	3	-	3
Disposals	-	-	-	-
Balance at December 31, 2023	$418	$62	$116	$596

Accumulated depreciation
Balance at January1, 2021	418	41	100	$559
Depreciation for the year	-	7	5	12
Disposals	-	-	-	-
Balance at December 31, 2021	$418	$48	$105	$571
Depreciation for the year	-	5	7	12
Disposals	-	-	-	-
Balance at December 31, 2022	418	$53	$112	$583
Depreciation for the year	-	7	4	11
Disposals	-	-	-	-
Balance at December 31, 2023	$418	$60	$116	$594
Carrying amounts
At December 31, 2021	$-	$11	$11	$22
At December 31, 2022	$-	$6	$4	$10
At December 31, 2023	$-	$2	$-	$2